Notes Payable in Default (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 07, 2014	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 28, 2022
Notes Payable in Default [Line Items]
Issuance of note payable						$ 250,000
Amount of principal		$ 80,000		$ 80,000	$ 80,000
Maturity date	Apr. 06, 2016
Warrant expired	Mar. 07, 2016			Mar. 07, 2016
Accrued interest due		136,883		$ 133,883	121,883
Accrued Interest		3,000	$ 3,000	12,000	12,000
Measurement Input, Default Rate [Member]
Notes Payable in Default [Line Items]
Interest rate per annum	15.00%
Notes Payable [Member]
Notes Payable in Default [Line Items]
Issuance of note payable	$ 80,000
Interest rate per annum	10.00%
Arizona Green Power, LLC [Member]
Notes Payable in Default [Line Items]
Accrued interest due		$ 136,883		$ 133,883	$ 121,883
Percentage of ownership percentage	1.33%			1.33%
Warrant [Member]
Notes Payable in Default [Line Items]
Warrant purchased	4,800			4,800
Range of exercise price				$ 2
Warrant [Member] | Arizona Green Power, LLC [Member]
Notes Payable in Default [Line Items]
Range of exercise price	$ 2